S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - 1766 Sponsor, LLC [Member]	Aug. 03, 2026 USD ($) shares
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	7,045,775
Private Placement Unit [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 3,257,000
Securities Issued or to be Issued, Shares (in Shares) | shares	325,700
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 100,000